Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accruals not yet tax deductible	$ 2,379	$ 1,545
Stock compensation	67	53
Net operating loss and credit carryforwards	1	50
UNICAP	11	12
Amortization, book in excess of tax	258	0
Lease liability	812	120
Other	346	850
Deferred tax assets before valuation allowance	3,874	2,630
Less: Valuation allowance	(915)	(594)	$ (16)
Total deferred tax assets	2,959	2,036
Deferred tax liabilities
Depreciation, tax in excess of book	(2,283)	(1,871)
Amortization, tax in excess of book	0	(184)
Right-of-use asset	(790)	(117)
Total deferred tax liabilities	(3,073)	(2,172)
Net deferred tax liability	$ (114)	$ (136)